Accounts receivable - Net: (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable - Net:
Clients	$ 1,458,653	$ 1,195,559
Less: impairment provision	(346,183)	(191,766)	$ (179,639)
Clients, accounts receivable, net	1,112,470	1,003,793
Documents receivable from clients	245,757
Total accounts receivable	$ 1,358,227	$ 1,003,793